Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 12—Income Taxes
As described in “Note 2—Chapter 11 Emergence,” in accordance with the Plan, the Predecessor’s Legacy Notes were cancelled and exchanged for Successor’s Ordinary Shares and Warrants. The cancellation of indebtedness income resulting from such restructuring transactions has significantly reduced the Company’s US tax attributes, including but not limited to net operating loss carryforwards. As a result of the emergence from bankruptcy, on the Effective Date, the Company experienced an ownership change under Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), which is anticipated to subject certain remaining tax attributes to an annual limitation under Section 382 of the Code.
On the Effective Date, the Company had net deferred tax liabilities in total of $21.5 million inclusive of a valuation allowance of $4.7 million. Because of the impact the cumulative operating losses have on the determination of the recoverability of deferred tax assets through future earnings and the negative evidence associated with the bankruptcy reorganization, the Company assessed the realizability of its deferred tax assets based on the future reversals of existing deferred tax liabilities. Accordingly, the Company established a new valuation allowance upon emergence
of $4.7 million for a portion of its deferred tax assets.
At
September
 30, 2021, the Company had a deferred tax asset of $8.7 million net of valuation allowance. Additionally, the Company also had deferred tax liabilities of $13.6 million inclusive of a valuation allowance of $4.5 million.
At
September
 30, 2021, the reserves for uncertain tax positions totaled $50.9 million (net of related tax benefits of $0.3 million). At December 31, 2020, the reserves for uncertain tax positions totaled $42.5 million (net of related tax benefits of $0.4 million).
It is reasonably possible that our existing liabilities related to our reserve for uncertain tax positions may fluctuate in the next 12 months primarily due to the completion of open audits or the expiration of statutes of limitation.
During the period ended on February 5, 2021, our income tax provision included a tax benefit of $1.7 million related to non-US
reserve release, tax expense of $2.5 million related to fresh start and reorganization adjustments, and other recurring tax expenses of approximately $2.6 million.
On the Effective Date, our income tax provision included tax expenses of $2.5 million associated with reorganization and fresh start adjustments.
As a result of the Pacific Drilling Merger, the Company
r
ecorded a net decrease of $18.4 million to Pacific Drilling’s historical tax reserve balance and a net adjustment of $2.9 million to other tax balances.
During the period from February 6, 2021 to
September
 30, 2021, our tax provision included tax benefits of $24.2 million related to US and non-US
reserve releases, $12.6 million related to a US tax refund, and $1.2 million related primarily to deferred tax adjustments. Such tax benefits were partially offset by tax expenses of $12.6 million related to various recurring items and $18.6 million related to non-US
tax reserves.

Note 12— Income Taxes
Legacy Noble is a tax resident in the UK and, as such, is subject to UK corporation tax on its taxable profits and gains. A UK tax exemption is available in respect of qualifying dividends income and capital gains related to the sale of qualifying participations. We operate in various countries throughout the world, including the United States. The income or loss of the non-UK
subsidiaries is not expected to be subject to UK corporation tax.
Consequently, we have taken account of the above exemption and provided for income taxes based on the laws and rates in effect in the countries in which operations are conducted, or in which we or our subsidiaries have a taxable presence for income tax purposes.
The components of the net deferred taxes are as follows:

	2020	2019
Deferred tax assets
United States
Net operating loss carry forwards	$79,047	$129,695
Disallowed interest deduction carryforwards	62,337	92,030
Deferred pension plan amounts	10,568	10,447
Accrued expenses not currently deductible	5,625	8,434
Other	3,178	2,356
Non-United States
Net operating loss carry forwards	47,187	22,426
Disallowed interest deduction carryforwards	13,625	13,942
Deferred pension plan amounts	558	787

Deferred tax assets	222,125	280,117
Less: valuation allowance	(191,835)	(8,084)

Net deferred tax assets	$30,290	$272,033

Deferred tax liabilities
United States
Excess of net book basis over remaining tax basis	$(30,349)	$(299,136)
Other	(1,796)	(2,420)
Non-United States
Excess of net book basis over remaining tax basis	(5,474)	(4,780)
Other	(1,272)	(1,342)

Deferred tax liabilities	(38,891)	(307,678)

Net deferred tax liabilities	$(8,601)	$(35,645)

Loss from continuing operations before income taxes consists of the following:

	Year Ended December 31,
	2020	2019	2018
United States	$(2,150,591)	$(65,062)	$(136,083)
Non-United States	(2,088,271)	(844,022)	(1,101,093)

Total	$(4,238,862)	$(909,084)	$(1,237,176)

The income tax provision (benefit) for continuing operations consists of the following:

	Year Ended December 31,
	2020	2019	2018
Current- United States	$(257,552)	$(34,726)	$(56,574)
Current- Non-United States	23,474	14,011	18,348
Deferred- United States	(57,514)	(5,307)	(67,371)
Deferred- Non-United States	31,189	(12,518)	(1,044)

Total	$(260,403)	$(38,540)	$(106,641)

The following is a reconciliation of our reserve for uncertain tax positions, excluding interest and penalties.

	2020	2019	2018
Gross balance at January 1,	$130,837	$161,256	$174,437
Additions based on tax positions related to current year	20,266	934	97
Additions for tax positions of prior years	206	224	25
Reductions for tax positions of prior years	(109,330)	(28,542)	(12,806)
Expiration of statutes	(4,258)	(1,629)	(497)
Tax settlements	—	(1,406)	—

Gross balance at December 31,	37,721	130,837	161,256
Related tax benefits	(384)	(400)	(1,008)

Net reserve at December 31,	$37,337	$130,437	$160,248

The liabilities related to our reserve for uncertain tax positions are comprised of the following:

	2020	2019
Reserve for uncertain tax positions, excluding interest and penalties	$37,337	$130,437
Interest and penalties included in “Other liabilities”	5,164	29,232

Reserve for uncertain tax positions, including interest and penalties	$42,501	$159,669

At December 31, 2020, the reserves for uncertain tax positions totaled $42.5 million (net of related tax benefits of $0.4 million). If a portion or all of the December 31, 2020 reserves are not realized, the provision for income taxes could be reduced by up to $42.5 million. At December 31, 2019, the reserves for uncertain tax positions totaled $159.7 million (net of related tax benefits of $0.4 million).

It is reasonably possible that our existing liabilities related to our reserve for uncertain tax positions may fluctuate in the next 12 months primarily due to the completion of open audits or the expiration of statutes of limitation. We estimate the potential changes could range up to $14.0 million.
On March 27, 2020, the 45
th
President of the United States signed the CARES Act into law. The CARES Act makes significant changes to various areas of US federal income tax law by, among other things, allowing a five-year carryback period for 2018, 2019 and 2020 NOLs, accelerating the realization of remaining alternative minimum tax credits, and increasing the interest expense limitation under Section 163(j) for years 2019 and 2020. The Company recognized an income tax benefit of $39.0 million as a result of the application of the CARES Act in its 2020 financial statements. Such $39.0 million tax benefit was comprised primarily of a current income tax receivable of $151.4 million, partially offset by non-cash
deferred tax expense of $112.4 million related to NOL utilization. As of December 31, 2020, we had received $134.0 million of the income tax receivable related to the CARES Act, along with an additional receipt of $4.4 million of related interest.
We include, as a component of our “Income tax benefit (provision),” potential interest and penalties related to recognized tax contingencies within our global operations. Interest and penalties resulted in an income tax benefit of $24.1 million in 2020, an income tax benefit of $3.0 million in 2019 and an income tax expense of $5.1 million in 2018.
During the year ended December 31, 2020, our income tax provision included the following non-recurring
significant items:
Tax benefit related to the following:

•	gross benefit of $192.4 million related to the impairment of rigs and certain capital spares partially offset by a corresponding increase in valuation allowance of $92.7 million;

•	the application of the CARES Act of $39.0 million;

•	release of reserves related to the closure of the 2012-2017 US tax audit of $111.9 million; and

•	tax impact of an internal restructuring net of resulting adjustment of the valuation allowance of $17.9 million.
Tax expenses related to the following:

•	a 2019 US return-to-provision adjustment and resulting adjustment to the valuation allowance of $21.2 million;

•	an increase in UK valuation allowance of $31.1 million; and

•	an increase in non-US reserve of $7.8 million.
Our gross deferred tax asset balance at
year-end
reflects the application of our income tax accounting policies and is based on management’s estimates, judgments and assumptions regarding realizability. If it is more likely than not that a portion of the deferred tax assets will not be realized in a future period, the deferred tax assets will be reduced by a valuation allowance based on management’s estimates. During the year ended December 31, 2020, we recorded additional valuation allowance of $183.8 million for deferred tax assets in the US, Guyana and the UK.

We conduct business globally and, as a result, we file numerous income tax returns in the US and in non-US
jurisdictions. In the normal course of business, we are subject to examination by taxing authorities throughout the world, including in jurisdictions such as Brazil, Brunei, Bulgaria, Canada, Cyprus, Egypt, Ghana, Guyana, Hungary, Malta, Mexico, Nigeria, Norway, Saudi Arabia, Argentina, Australia, Denmark, Gabon, Luxembourg, Malaysia, Morocco, Myanmar, the Netherlands, Oman, Qatar, Tanzania, Timor-Leste, Singapore, Suriname, Switzerland, the United Kingdom and the United States. We are no longer subject to US Federal income tax examinations for years before 2009 and non-US
income tax examinations for years before 2007.
Legacy Noble conducted substantially all of its business through Finco and its subsidiaries. The income or loss of our non-UK
subsidiaries is not subject to UK income tax. Earnings are taxable in the United Kingdom at the UK statutory rate of 19 percent. The ongoing consultative process in the United Kingdom and a possible change in law could materially impact our tax rate on operations in the United Kingdom continental shelf. A reconciliation of tax rates outside of the United Kingdom and the Cayman Islands to our Legacy Noble effective rate for continuing operations is shown below:

	Year Ended December 31,
	2020	2019	2018
Effect of:
Tax rates which are different than the UK and Cayman Island rates	0.4%	4.3%	5.0%
Tax impact of asset impairment and disposition	4.5%	0.3%	2.9%
Tax impact of restructuring	2.1%	(4.1)%	— %
Tax impact of the tax regulation change	0.9%	— %	2.1%
Tax impact of valuation allowance	(4.3)%	0.5%	(1.0)%
Resolution of (reserve for) tax authority audits	2.5%	3.2%	(0.4)%

Total	6.1%	4.2%	8.6%

Due to US foreign tax credit limitation constraints, for the years ended December 31, 2020, 2019 and 2018, the Company has made the determination to take foreign tax expense as a deduction against US taxable income.
At December 31, 2020, the Company asserts that its unremitted earnings and/or book/tax outside basis differences in certain of its subsidiaries are either permanently reinvested or are not expected to result in a taxable event in the foreseeable future. Therefore, no deferred taxes have been recorded related to such earnings and/or investments.
Certain of the restructuring transactions effected by the Company in connection with the Plan have a material impact on the Company, the full extent of which is still being finalized. For example, cancellation of indebtedness income resulting from such restructuring transactions has significantly reduced the Company’s US tax attributes, including but not limited to NOL carryforwards. Further, the Plan was approved by the Bankruptcy Court on November 20, 2020. As a result, on the Effective Date, the Company experienced an ownership change under Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), which is anticipated to subject certain remaining tax attributes to an annual limitation under Section 382 of the Code.